Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Property, Plant and Equipment Over Their Expected Useful Lives

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Buildings	25 years
Plant and equipment	2 - 20 years